Nature of operations and going concern	12 Months Ended
Dec. 31, 2025
Disclosure of information about nature of operations [Abstract]
Nature of operations and going concern [Text Block]
1)	Nature of operations and going concern

Largo Inc. ("the Company") is a producer and supplier of vanadium products, which are sourced from the Company's Maracás Menchen Mine located in Brazil. The Company is also focused on the newly established joint venture, Storion Energy LLC ("Storion"). While the Company's Maracás Menchen Mine is producing vanadium products, future changes in market conditions and feasibility estimates could result in the Company's mineral resources not being economically recoverable.

The Company is a corporation governed by the Business Corporations Act (Ontario) and domiciled in Canada whose shares are listed on the Toronto Stock Exchange ("TSX") and on the Nasdaq Stock Market ("Nasdaq"). The head office, principal address and records office of the Company are located at 100 King Street West, Suite 1600, Toronto, Ontario, Canada M5X 1G5.

These annual consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities in the normal course of business. In making the assessment that the Company is a going concern, management taken into account all available information about the future, which is at least, but not limited to, 12 months from December 31, 2025.

The Company incurred a net loss of $68,738 for the year ended December 31, 2025 (year ended December 31, 2024 - $50,565) and had a working capital deficit (current assets less current liabilities) of $75,883 (December 31, 2024 - deficit of $20,972), which includes $107,066 in debt maturing within the next twelve months.

The Company has experienced declining operating results and cash flows over the past two years, primarily due to lower vanadium prices and operational challenges. Since December 31, 2023, vanadium prices have decreased by approximately 10%, which has had a significant impact on the Company's cash flows.

In response, the Company has implemented corrective measures to address underlying operational issues and has announced an operational turnaround plan, along with additional cost optimization initiatives at the Maracás Menchen Mine. Management believes these actions are necessary to restore operational performance and generate positive cash flows from operating activities. There can be no assurance that the Company will have sufficient liquidity to fund operating activities and repay debt in the short term until additional financing is received and the price received for its vanadium increases.

The Company requires additional financing to repay its liabilities and support its working capital to fund operating activities. The Company is actively pursuing additional financing options to increase its liquidity and capital resources, including, but not limited to, refinancing of its existing debt facilities and obtaining additional debt facilities, which could be provided by banks, private capital providers and/or institutional investors. In addition,  subsequent to December 31, 2025, the Company established a new at-the-market equity offering program (the “ATM Program”). Under this program, the Company may issue and sell common shares from time to time on The Nasdaq Stock Market, with total gross proceeds of up to $60,000 (refer to note 25). There can be no assurance that the Company will be able to secure sufficient additional funding on terms acceptable to the Company, or at all, be able to issue and sell additional common shares under the ATM Program, or be able to successfully implement strategic alternatives.

Due to the material uncertainties surrounding the Company’s ability to raise additional financing to satisfy the repayment of debt maturing within the next twelve months and to support its working capital to fund operating activities, evolving trade uncertainties, future vanadium prices, and the Company achieving positive cash flows within the next twelve months, it is not possible to predict the Company's success in addressing these material uncertainties. These material uncertainties cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not include the adjustments to the amounts and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.